REGULATORY FRAMEWORK (Details 7)	12 Months Ended
Dec. 31, 2023
Minimum Remuneration To Thermal Power Generator [Member]
IfrsStatementLineItems [Line Items]
Remuneration 1	Generated energy
SE No. 440/21 ($ / MWh)	271
SE No. 826/22 ($ / MWh)	512
SE No. 869/23 ($ / MW-month)	1.288
Minimum Remuneration From Unconvention Sources [Member]
IfrsStatementLineItems [Line Items]
SE No. 440/21 ($ / MWh)	2,167
SE No. 826/22 ($ / MWh)	3,719
SE No. 869/23 ($ / MW-month)	10,304